Document and Entity Information	Mar. 03, 2021
Cover [Abstract]
Entity Registrant Name	AMERICAN EAGLE OUTFITTERS INC
Amendment Flag	false
Entity Central Index Key	0000919012
Document Type	8-K
Document Period End Date	Mar. 03, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-33338
Entity Tax Identification Number	13-2721761
Entity Address, Address Line One	77 Hot Metal Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203-2329
City Area Code	(412)
Local Phone Number	432-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AEO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false